ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATION - Schedule of discontinued operation result (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Equity income	R$ 273,875	R$ 45,419	R$ 49,846
Controlling shareholders	185,087	15,654
Non-controlling shareholders	R$ 88,788	R$ 29,765